UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31,2012
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California February 11, 2013

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		23

Form 13F Information Table Value Total:		$26,597
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** ACCENTURE PLC.             COM              G1151C101     1210 18192.000SH       SOLE                18192.000
*** CANADIAN NATL RAILWAY CO   COM              136375102     1927 21173.000SH       SOLE                21173.000
*** SCHLUMBERGER LTD           COM              806857108     1035 14941.000SH       SOLE                14941.000
CERNER CORP                    COM              156782104     1253 16167.000SH       SOLE                16167.000
CHEVRON CORP                   COM              166764100     1120 10360.000SH       SOLE                10360.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1541 20860.000SH       SOLE                20860.000
CONOCOPHILLIPS                 COM              20825c104      748 12898.000SH       SOLE                12898.000
EMC CORP                       COM              268648102     1276 50454.000SH       SOLE                50454.000
EOG RESOURCES, INC.            COM              26875P101     1039 8600.000 SH       SOLE                 8600.000
EXXON MOBIL CORP               COM              30231g102     1217 14056.996SH       SOLE                14056.996
FLOWSERVE CP                   COM              34354P105     1179 8032.000 SH       SOLE                 8032.000
JOHNSON & JOHNSON              COM              478160104     1092 15577.000SH       SOLE                15577.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1235 14258.000SH       SOLE                14258.000
MICROSOFT CORP                 COM              594918104      774 28988.000SH       SOLE                28988.000
MONSANTO CO                    COM              61166W101     1115 11775.000SH       SOLE                11775.000
MONSTER BEVERAGE CORP          COM              411310105      791 14965.000SH       SOLE                14965.000
PRUDENTIAL FINANCIAL INC       COM              744320102      780 14623.000SH       SOLE                14623.000
RESMED INC.                    COM              761152107     1043 25100.000SH       SOLE                25100.000
STERICYLE, INC.                COM              858912108     1321 14164.000SH       SOLE                14164.000
STRYKER CORP                   COM              863667101      937 17099.000SH       SOLE                17099.000
TARGET CORP                    COM              87612e106     1112 18794.000SH       SOLE                18794.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1308 18621.000SH       SOLE                18621.000
WATERS CORP                    COM              941848103     1543 17708.000SH       SOLE                17708.000